4. Cash and Cash Equivalents and Financial Investments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents And Financial Investments Details 1
Financial investments in local currency, fixed-income securities and funds	R$ 1,153,040	R$ 1,174,458
Financial investments in foreign currency, fixed-income securities and funds	129,131	34,775
Curency and interest rate hedging instruments	85,753	218,458
Total financial investments	1,367,924	1,427,691
Current	1,283,498	1,412,587
Non-current	R$ 84,426	R$ 15,104